7. LONG-TERM NOTES (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Original principal balance	$ 529,666
Paymentsmade on short term notes	0
Principal Balance remaining	$ 529,666
Annual Interest rate	12.00%